Commitments and Contingencies (Details Narrative) $ in Thousands	Jun. 30, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels under construction.	8
Purchase Obligation	$ 591,627
Eight Vessels Under Construction [Member]
Property, Plant and Equipment [Line Items]
Payable in 2023	144,891
Payable in 2024	180,380
Payable in 2025	$ 266,356